Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Columbia Government Money Market Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Class A
Trading Symbol	IDSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 13	0.25% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 2,678,064,973
Holdings Count | holdings	47
Additional Fund Statistics [Text Block]	Key Fund Statis ti cs
Fund net assets	$ 2,678,064,973
Total number of portfolio holdings	47

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party TD Securities (USA) LLC 02/03/2025 4.330%	9.4%
Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330%	6.5%
U.S. Treasury Bills 03/04/2025 4.160%	5.6%
Federal Home Loan Banks 02/03/2025 2.830%	4.7%
Federal Home Loan Banks Discount Notes 02/18/2025 4.070%	4.1%
U.S. Treasury Bills 02/18/2025 4.090%	3.9%
Federal Agricultural Mortgage Corp. 01/06/2027 4.490%	3.7%
U.S. Treasury Bills 03/13/2025 4.230%	3.7%
U.S. Treasury Bills 04/17/2025 4.260%	3.7%
U.S. Treasury Bills 07/03/2025 4.230%	3.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party TD Securities (USA) LLC 02/03/2025 4.330%	9.4%
Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330%	6.5%
U.S. Treasury Bills 03/04/2025 4.160%	5.6%
Federal Home Loan Banks 02/03/2025 2.830%	4.7%
Federal Home Loan Banks Discount Notes 02/18/2025 4.070%	4.1%
U.S. Treasury Bills 02/18/2025 4.090%	3.9%
Federal Agricultural Mortgage Corp. 01/06/2027 4.490%	3.7%
U.S. Treasury Bills 03/13/2025 4.230%	3.7%
U.S. Treasury Bills 04/17/2025 4.260%	3.7%
U.S. Treasury Bills 07/03/2025 4.230%	3.7%

Columbia Government Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	IDYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 inv est ment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 13	0.25% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 2,678,064,973
Holdings Count | holdings	47
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,678,064,973
Total number of portfolio holdings	47

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party TD Securities (USA) LLC 02/03/2025 4.330%	9.4%
Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330%	6.5%
U.S. Treasury Bills 03/04/2025 4.160%	5.6%
Federal Home Loan Banks 02/03/2025 2.830%	4.7%
Federal Home Loan Banks Discount Notes 02/18/2025 4.070%	4.1%
U.S. Treasury Bills 02/18/2025 4.090%	3.9%
Federal Agricultural Mortgage Corp. 01/06/2027 4.490%	3.7%
U.S. Treasury Bills 03/13/2025 4.230%	3.7%
U.S. Treasury Bills 04/17/2025 4.260%	3.7%
U.S. Treasury Bills 07/03/2025 4.230%	3.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party TD Securities (USA) LLC 02/03/2025 4.330%	9.4%
Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330%	6.5%
U.S. Treasury Bills 03/04/2025 4.160%	5.6%
Federal Home Loan Banks 02/03/2025 2.830%	4.7%
Federal Home Loan Banks Discount Notes 02/18/2025 4.070%	4.1%
U.S. Treasury Bills 02/18/2025 4.090%	3.9%
Federal Agricultural Mortgage Corp. 01/06/2027 4.490%	3.7%
U.S. Treasury Bills 03/13/2025 4.230%	3.7%
U.S. Treasury Bills 04/17/2025 4.260%	3.7%
U.S. Treasury Bills 07/03/2025 4.230%	3.7%

Columbia Government Money Market Fund Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Institutional 2 Class
Trading Symbol	CMRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 12	0.24% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 2,678,064,973
Holdings Count | holdings	47
Additional Fund Statistics [Text Block]	Key Fund Stati st ics
Fund net assets	$ 2,678,064,973
Total number of portfolio holdings	47

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party TD Securities (USA) LLC 02/03/2025 4.330%	9.4%
Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330%	6.5%
U.S. Treasury Bills 03/04/2025 4.160%	5.6%
Federal Home Loan Banks 02/03/2025 2.830%	4.7%
Federal Home Loan Banks Discount Notes 02/18/2025 4.070%	4.1%
U.S. Treasury Bills 02/18/2025 4.090%	3.9%
Federal Agricultural Mortgage Corp. 01/06/2027 4.490%	3.7%
U.S. Treasury Bills 03/13/2025 4.230%	3.7%
U.S. Treasury Bills 04/17/2025 4.260%	3.7%
U.S. Treasury Bills 07/03/2025 4.230%	3.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party TD Securities (USA) LLC 02/03/2025 4.330%	9.4%
Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330%	6.5%
U.S. Treasury Bills 03/04/2025 4.160%	5.6%
Federal Home Loan Banks 02/03/2025 2.830%	4.7%
Federal Home Loan Banks Discount Notes 02/18/2025 4.070%	4.1%
U.S. Treasury Bills 02/18/2025 4.090%	3.9%
Federal Agricultural Mortgage Corp. 01/06/2027 4.490%	3.7%
U.S. Treasury Bills 03/13/2025 4.230%	3.7%
U.S. Treasury Bills 04/17/2025 4.260%	3.7%
U.S. Treasury Bills 07/03/2025 4.230%	3.7%

Columbia Government Money Market Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Institutional 3 Class
Trading Symbol	CGMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 10	0.20% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 2,678,064,973
Holdings Count | holdings	47
Additional Fund Statistics [Text Block]	Key Fund Statisti c s
Fund net assets	$ 2,678,064,973
Total number of portfolio holdings	47

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party TD Securities (USA) LLC 02/03/2025 4.330%	9.4%
Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330%	6.5%
U.S. Treasury Bills 03/04/2025 4.160%	5.6%
Federal Home Loan Banks 02/03/2025 2.830%	4.7%
Federal Home Loan Banks Discount Notes 02/18/2025 4.070%	4.1%
U.S. Treasury Bills 02/18/2025 4.090%	3.9%
Federal Agricultural Mortgage Corp. 01/06/2027 4.490%	3.7%
U.S. Treasury Bills 03/13/2025 4.230%	3.7%
U.S. Treasury Bills 04/17/2025 4.260%	3.7%
U.S. Treasury Bills 07/03/2025 4.230%	3.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party TD Securities (USA) LLC 02/03/2025 4.330%	9.4%
Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330%	6.5%
U.S. Treasury Bills 03/04/2025 4.160%	5.6%
Federal Home Loan Banks 02/03/2025 2.830%	4.7%
Federal Home Loan Banks Discount Notes 02/18/2025 4.070%	4.1%
U.S. Treasury Bills 02/18/2025 4.090%	3.9%
Federal Agricultural Mortgage Corp. 01/06/2027 4.490%	3.7%
U.S. Treasury Bills 03/13/2025 4.230%	3.7%
U.S. Treasury Bills 04/17/2025 4.260%	3.7%
U.S. Treasury Bills 07/03/2025 4.230%	3.7%

[1]	Annualized.